Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canada
To determine defined benefit obligation at end of year:
Discount rate for pension plans	2.70%	3.00%
Rate of compensation increase	2.80%	3.00%
To determine net benefit expense for year:
Discount rate for pension plans	3.00%	3.60%
Rate of compensation increase	3.00%	3.00%
Health care trend rates:
Initial health care trend rate	5.30%	5.36%
Ultimate health care trend rate	4.00%	4.50%
Year ultimate health care trend rate reached	2040	2030
Mortality rates:
Average duration (in years) of pension obligation	17 years 2 months 12 days	16 years 8 months 12 days
United Kingdom
To determine defined benefit obligation at end of year:
Discount rate for pension plans	1.30%	2.00%
Pension increases	2.95%	2.95%
To determine net benefit expense for year:
Discount rate for pension plans	2.00%	2.85%
Pension increases	2.95%	3.15%
Mortality rates:
Average duration (in years) of pension obligation	17 years 8 months 12 days	16 years 7 months 6 days
Pension increases	2.95%	2.95%
Pension increases	2.95%	3.15%
United States
To determine defined benefit obligation at end of year:
Discount rate for pension plans	2.65%	3.45%
To determine net benefit expense for year:
Discount rate for pension plans	3.45%	4.40%
Health care trend rates:
Initial health care trend rate	650.00%	6.50%
Ultimate health care trend rate	500.00%	5.00%
Year ultimate health care trend rate reached	2025	2025
Mortality rates:
Average duration (in years) of pension obligation	12 years 8 months 12 days	13 years 4 months 24 days
Bottom of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.00%	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Mortality rates:
Pension increases	0.00%	0.00%
Pension increases	0.00%	0.00%
Top of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.05%	0.15%
To determine net benefit expense for year:
Pension increases	0.015%	0.15%
Mortality rates:
Pension increases	0.05%	0.15%
Pension increases	0.015%	0.15%
Male - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - Individuals currently at age 65 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	23	23
Male - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	22	22
Female - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	25	24
Female - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	23	24
Male - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - At 65 for individuals currently at age 45 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	25	25
Male - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	23	24
Female - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	26	26
Female - At 65 for individuals currently at age 45 | United Kingdom
Mortality rates:
Life expectancy (in years) for individuals	27	27
Female - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	25	25